Consolidated income statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Interest income:
Calculated using the effective interest method	$ 19,279	$ 12,872	$ 10,109
Calculated using the effective interest rate method, percentage movement from prior period	50.00%
Total interest income calculated using the effective interest rate method, percentage movement from same period in prior year	91.00%
Other	$ 560	174	96
Total interest income	$ 19,839	13,046	10,205
Total interest income, percentage movement from prior period	52.00%
Total interest income, percentage movement from same period in prior year	94.00%
Interest expense	$ (10,726)	(4,173)	(1,917)
Interest expense, percentage movement from prior period	157.00%
Net interest income	$ 9,113	8,873	8,288
Net interest income, percentage movement from prior period	3.00%
Net interest income, percentage movement from same period of prior year	10.00%
Non-interest income
Net fees	$ 827	826	845
Net fees, percentage movement from same period of prior year	(2.00%)
Net wealth management and insurance	$ 347	407	401
Net wealth management and insurance, percentage movement from prior period	(15.00%)
Net wealth management and insurance, percentage movement from same period of prior year	(13.00%)
Trading	$ 387	321	343
Trading, percentage movement from prior period	21.00%
Trading, percentage movement from same period in prior year	13.00%
Other	$ 329	(1,051)	353
Other, percentage movement from same period of prior year	(7.00%)
Total non-interest income	$ 1,890	503	1,942
Total non-interest income, percentage movement from same period of prior year	(3.00%)
Net operating income	$ 11,003	9,376	10,230
Net operating income, percentage movement from prior period	17.00%
Net operating income, percentage movement from same period of prior year	8.00%
Operating expenses	$ (4,988)	(5,429)	(5,373)
Operating expenses, percentage movement from prior period	(8.00%)
Operating expenses, percentage movement from same period of prior year	(7.00%)
Impairment (charges)/benefits	$ (390)	(196)	(139)
Impairment (charges)/benefits, percentage movement from prior period	99.00%
Impairment (charges)/benefits, percentage movement from same period of prior year	181.00%
Profit before income tax expense	$ 5,625	3,751	4,718
Profit before income tax expense, percentage movement from prior period	50.00%
Profit before income tax expense, percentage movement from same period of prior year	19.00%
Income tax expense	$ (1,620)	(1,336)	(1,434)
Income tax expense, percentage movement from prior period	21.00%
Income tax expense, percentage movement from same period of prior year	13.00%
Profit after income tax expense	$ 4,005	2,415	3,284
Profit after income tax expense, percentage movement from prior period	66.00%
Profit after income tax expense, percentage movement from same period of prior year	22.00%
Net profit attributable to non-controlling interests (NCI)	$ (4)	(1)	(4)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 4,001	$ 2,414	$ 3,280
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from prior period	66.00%
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from same period of prior year	22.00%
Earnings per share (cents)
Basic	$ 1.142	$ 0.690	$ 0.905
Basic, percentage movement from prior period	66.00%
Basic, percentage movement from same period of prior year	26.00%
Diluted	$ 1.077	$ 0.660	$ 0.857
Diluted, percentage movement from prior period	63.00%
Diluted, percentage movement from same period of prior year	26.00%